RELATED PARTY TRANSACTIONS, Founder Shares (FY) (Details)		1 Months Ended	3 Months Ended	7 Months Ended	12 Months Ended
	Sep. 26, 2019 shares	Jun. 30, 2019 USD ($) shares	Mar. 31, 2021 $ / shares shares	Dec. 31, 2019 shares	Dec. 31, 2020 $ / shares shares
Founder Shares [Abstract]
Number of trading days			20 days		20 days
Trading day threshold period			30 days		30 days
Class A Ordinary Shares [Member]
Founder Shares [Abstract]
Number of shares outstanding (in shares)			15,655,615	2,575,687	7,891,750
Share price threshold to transfer, assign or sell shares (in dollars per share) | $ / shares			$ 18.00		$ 18.00
Class A Ordinary Shares [Member] | Minimum [Member]
Founder Shares [Abstract]
Share price threshold to transfer, assign or sell shares (in dollars per share) | $ / shares			$ 12.00		$ 12.00
Threshold period after initial business combination			150 days		150 days
Class B Ordinary Shares [Member]
Founder Shares [Abstract]
Forfeiture of ordinary shares (in shares)				937,500
Number of shares outstanding (in shares)			6,250,000	6,250,000	6,250,000
Sponsor [Member] | Class A Ordinary Shares [Member]
Founder Shares [Abstract]
Number of trading days			20 days		20 days
Trading day threshold period			30 days		30 days
Sponsor [Member] | Class B Ordinary Shares [Member]
Founder Shares [Abstract]
Shares issued (in shares)		7,187,500
Proceeds from issuance of common stock to Sponsor | $		$ 25,000
Stock conversion ratio		1
Percentage of shares held by Founder after Initial Public Offering		20.00%
Forfeiture of ordinary shares (in shares)	937,500
Number of shares outstanding (in shares)			6,250,000		6,250,000
Sponsor [Member] | Class B Ordinary Shares [Member] | Maximum [Member]
Founder Shares [Abstract]
Number of shares subject to forfeiture (in shares)			937,500		937,500